CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Millions	Total Equity Attributable to Owners of Parent	Issued Capital	Share Premium	Retained Earnings	Other Components Of Equity [Member]	Treasury Shares	Non-Controlling Interests	Total
Equity at beginning of period at Dec. 31, 2017	€ 25,542	€ 1,229	€ 570	€ 24,987	€ 347	€ (1,591)	€ 31	€ 25,573
Profit after tax	4,083			4,083			6	4,088
Other comprehensive income	898			11	887			898
Comprehensive income	4,980			4,093	887		6	4,986
Share-based payments	(40)		(40)					(40)
Dividends	(1,671)			(1,671)			(13)	(1,684)
Purchase of treasury shares								(1,492)
Reissuance of treasury shares under share-based payments	24		13			11		24
Shares to be issued	7			7				7
Hyperinflation	(8)			(8)				(8)
Changes in non-controlling interests	0						19	19
Other changes	(2)			(2)			3	1
Equity at end of period at Dec. 31, 2018	28,832	1,229	543	27,407	1,234	(1,580)	45	28,877
Adoption of IFRS | Adoption of IFRS 16	(71)			(71)				(71)
Equity at end of period at Jan. 01, 2019	28,761	1,229	543	27,336	1,234	(1,580)	45	28,807
Equity at beginning of period at Dec. 31, 2018	28,832	1,229	543	27,407	1,234	(1,580)	45	28,877
Profit after tax	3,321			3,321			50	3,370
Other comprehensive income	483			(52)	536			483
Comprehensive income	3,804			3,268	536		50	3,854
Share-based payments	2		2					2
Dividends	(1,790)			(1,790)			(19)	(1,810)
Hyperinflation	(29)			(29)				(29)
Other changes	(2)			(2)			0	(2)
Equity at end of period at Dec. 31, 2019	30,746	1,229	545	28,783	1,770	(1,580)	76	30,822
Profit after tax	5,145			5,145			138	5,283
Other comprehensive income	(2,751)			30	(2,781)			(2,751)
Comprehensive income	2,394			5,175	(2,781)		138	2,532
Share-based payments	1		1					1
Dividends	(1,864)			(1,864)			(2)	(1,866)
Purchase of treasury shares	(1,492)					(1,492)		(1,492)
Changes in non-controlling interests	(64)			(64)				(64)
Other changes	(4)			(4)			0	(5)
Equity at end of period at Dec. 31, 2020	€ 29,717	€ 1,229	€ 545	€ 32,026	€ (1,011)	€ (3,072)	€ 211	€ 29,928